Income and other taxes	12 Months Ended
Dec. 31, 2023
Disclosure of income tax [Abstract]
Income and other taxes	Income and other taxes
Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from operations before taxes. These differences result from the following items:

	2023	2022
	$	$

Income from operations before taxes	320,333	530,617
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	86,490	143,267

Increase (decrease) attributable to:
Effects of different foreign statutory tax rates	18,054	26,256
Change due to foreign exchange	(11,430)	24,950
Withholding and other taxes	26,956	26,041
Non-deductible expenditures	32,029	31,948
Benefit not recorded on impairment losses	93,772	—
Benefit of optional tax incentives	(13,281)	(13,965)
Future withholding tax	29,548	(12,000)
Change in non-taxable portions of gains	(2,345)	(2,135)
Losses and tax bases for which no tax benefit has been recorded	18,707	7,178
Change in accruals for tax audits	(951)	11,209
Amounts under provided for in prior years	1,196	1,145
Income tax expense	278,745	243,894

Current income tax, withholding and other taxes	290,081	247,811
Deferred income tax recovery	(11,336)	(3,917)
Income tax expense	278,745	243,894

Included in current income tax expense for the year-ended December 31, 2023, is $36 million (2022 - $36 million), related to the State of Mali's 10% priority dividend on its free carried interest in the Fekola Mine. This priority dividend is accounted for as an income tax in accordance with IAS 12, Income Taxes.

Fekola Tax Audits

The Company's subsidiary, Fekola SA, received a Notice for Reassessment dated September 6, 2022, from the Malian Directorate General of Taxes (“DGT”) asserting proposed adjustments and other tax liabilities amounting to $27 million excluding penalties, $46 million including penalties, (based on the December 31, 2023 exchange rate of CFA 594 to $1) arising from tax audits conducted for fiscal years 2016-2018. Fekola SA filed a contentious claim, dated November 3, 2022, outlining its objections to the reassessment in accordance with the Mali Income Tax Act. At December 31, 2023, the Company has recorded a total provision of $10 million (net provision of $5 million after taking into account a $5 million prepayment made in December 2022) reflecting its best estimate of the final settlement of the reassessment amount.

Total provision for tax disputes recognized are as follows:

	2023	2022
	$	$

Opening balance	12,950	2,971
Additions	49	11,209
Reductions	(2,200)	(1,230)
Closing balance	10,799	12,950

During the year ended December 31, 2023, the Company recorded a deferred tax expense of $30 million (2022 - recovery of $12 million) related to future withholding tax expected to be incurred on retained earnings the Company is planning to repatriate from its foreign subsidiaries in the foreseeable future. The Company's foreign subsidiaries continue to accumulate earnings in excess of their expected needs for reinvestment. The deferred tax expense will eventually be a current tax expense as dividends from foreign subsidiaries and the associated withholding taxes are paid.

Deferred tax liabilities of approximately $116 million (2022 – $125 million) have not been recognized on the repatriation of earnings from foreign subsidiaries where the Company controls the timing of the reversal of the temporary differences but it is probable that such differences will not reverse in the foreseeable future.

Total income tax expense attributable to geographical jurisdiction is as follows:

	2023	2022
	$	$

Mali	186,258	195,917
Philippines	32,658	13,453
Namibia	67,852	28,496
Other	(8,023)	6,028
	278,745	243,894

The composition of the Company’s net deferred income tax (liabilities) assets and deferred tax expense (recovery) is as follows:

	Deferred tax (liabilities)/assets		Deferred income tax expense/(recovery)
	As at December 31, 2023	As at December 31, 2022	2023	2022
	$	$	$	$

Operating loss carry-forwards	9,312	22,119	12,807	8,616
Current assets and liabilities	(1,442)	(7,030)	(5,588)	1,528
Mining interests	(152,406)	(207,133)	(54,727)	(4,448)
Mine restoration provisions	14,504	24,622	10,118	4,430
Future withholding tax	(38,548)	(9,000)	29,548	(12,000)
Unrealized gains	(10,127)	(7,510)	2,617	(587)
Other	7,528	1,417	(6,111)	(1,456)
	(171,179)	(182,515)	(11,336)	(3,917)

Represented on the balance sheet as:

	2023	2022
	$	$

Deferred tax asset	(16,927)	—
Deferred tax liability	188,106	182,515
Balance, end of year	171,179	182,515
The Company has the following unrecognized deferred tax assets:

	2023	2022
	$	$

Capital and non-capital tax losses	230,933	116,273
Mining interests and other	35,190	1,916
Mine restoration provisions	8,984	586
Long-term debt	2,775	3,615
Current assets	1,043	—
	278,925	122,390

The Company has not recognized potential deferred tax assets of $279 million (2022 - $122 million) as it is not probable that future taxable profits will be available against which the Company can utilize the potential deferred tax assets.

The change for the year in the Company’s net deferred tax liability was as follows:

	2023	2022
	$	$

Balance, beginning of year	182,515	186,432
Deferred income tax recovery	(11,336)	(3,917)
Balance, end of year	171,179	182,515

At December 31, 2023, the Company had non-capital tax losses which are not recognized as deferred tax assets. The Company recognizes the tax benefit of the non-capital tax losses only to the extent of anticipated future taxable income that can be reduced by non-capital tax losses. The gross amount of the non-capital tax losses for which a tax benefit has not been recorded are $637 million (2022 - $290 million) in Canada which expire between 2027 and 2043, and $124 million (2022 - $1 million) in Colombia of which $1 million expires between 2030 and 2034 and $123 million does not expire.

At December 31, 2023 the Company had capital losses in Canada of $317 million which have no expiry date and can be applied against future capital gains. No deferred income tax asset has been recorded with respect to these losses.

During the year ended December 31, 2023 the Company paid $239 million (2022 - $239 million) of current income tax, withholding and other taxes in cash.